Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Amount	$ 938,126	$ 1,140,567
BOND PEN [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		PEN
Amount		$ 51,670
Terms Years		20 years
Annual issue rate %		8.65%
Issue date		03/09/2022
Maturity date		03/09/2042
UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Amount	$ 870,325	$ 1,088,897
UF [Member] | Series BCHIGI0322 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 143,510
Terms Years	12 years
Annual issue rate %	2.61%
Issue date	01/06/2023
Maturity date	09/01/2035
UF [Member] | Series BCHIDG1116 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	CLP
Amount	$ 9,179
Terms Years	4 years
Annual issue rate %	6.55%
Issue date	03/16/2023
Maturity date	05/01/2027
UF [Member] | Series BCHIDG1116 One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	CLP
Amount	$ 10,604
Terms Years	4 years
Annual issue rate %	6.55%
Issue date	03/23/2023
Maturity date	05/01/2027
UF [Member] | Series BCHIGG1121 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 23,889
Terms Years	12 years
Annual issue rate %	2.50%
Issue date	04/11/2023
Maturity date	05/01/2035
UF [Member] | Series BCHICG0815 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 18,716
Terms Years	9 years
Annual issue rate %	2.65%
Issue date	04/28/2023
Maturity date	08/01/2032
UF [Member] | Series BCHIGB0322 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 16,521
Terms Years	11 years
Annual issue rate %	2.78%
Issue date	05/18/2023
Maturity date	09/01/2034
UF [Member] | Series BCHICH1215 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 10,939
Terms Years	9 years
Annual issue rate %	2.96%
Issue date	06/02/2023
Maturity date	12/01/2032
UF [Member] | Series BCHIGB0322 One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 7,747
Terms Years	11 years
Annual issue rate %	2.78%
Issue date	06/06/2023
Maturity date	09/01/2034
UF [Member] | Series BCHIBU0815 One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 10,346
Terms Years	6 years
Annual issue rate %	3.39%
Issue date	06/08/2023
Maturity date	08/01/2029
UF [Member] | Series BCHIBU0815 Two [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 18,200
Terms Years	6 years
Annual issue rate %	3.39%
Issue date	06/09/2023
Maturity date	08/01/2029
UF [Member] | Series BCHICE1215 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 27,024
Terms Years	8 years
Annual issue rate %	2.94%
Issue date	06/09/2023
Maturity date	12/01/2031
UF [Member] | Series BCHIFW1121 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 142,385
Terms Years	10 years
Annual issue rate %	2.89%
Issue date	06/12/2023
Maturity date	05/01/2033
UF [Member] | Series BCHIBU0815 Three[Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 23,372
Terms Years	6 years
Annual issue rate %	3.26%
Issue date	06/15/2023
Maturity date	08/01/2029
UF [Member] | Series BCHIGB0322 Two [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 7,217
Terms Years	11 years
Annual issue rate %	2.78%
Issue date	06/16/2023
Maturity date	09/01/2034
UF [Member] | Series BCHICI0815 Four [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 5,658
Terms Years	10 years
Annual issue rate %	3.04%
Issue date	08/01/2023
Maturity date	02/01/2033
UF [Member] | Series BCHICI0815 Five [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 18,388
Terms Years	10 years
Annual issue rate %	3.35%
Issue date	08/18/2023
Maturity date	02/01/2033
UF [Member] | Series BCHICH1215 Two [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 8,919
Terms Years	9 years
Annual issue rate %	3.34%
Issue date	08/24/2023
Maturity date	12/01/2032
UF [Member] | Series BCHIBO0815 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 22,243
Terms Years	4 years
Annual issue rate %	3.61%
Issue date	08/25/2023
Maturity date	02/01/2028
UF [Member] | Series BCHIBO0815 One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 48,392
Terms Years	4 years
Annual issue rate %	3.61%
Issue date	08/29/2023
Maturity date	02/01/2028
UF [Member] | Series BCHICE1215 One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 9,349
Terms Years	8 years
Annual issue rate %	3.27%
Issue date	08/29/2023
Maturity date	12/01/2031
UF [Member] | Series BCHIFB1021 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 6,996
Terms Years	6 years
Annual issue rate %	4.16%
Issue date	11/03/2023
Maturity date	04/01/2029
UF [Member] | Series BCHIFB1021 One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 14,667
Terms Years	6 years
Annual issue rate %	4.16%
Issue date	11/07/2023
Maturity date	04/01/2029
UF [Member] | Series BCHIEY1021 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 29,979
Terms Years	5 years
Annual issue rate %	4.26%
Issue date	11/08/2023
Maturity date	04/01/2028
UF [Member] | Series BCHIFB1021 Two [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 3,335
Terms Years	6 years
Annual issue rate %	4.16%
Issue date	11/09/2023
Maturity date	04/01/2029
UF [Member] | Series BCHICI0815 Six [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 23,720
Terms Years	9 years
Annual issue rate %	3.90%
Issue date	11/14/2023
Maturity date	02/01/2033
UF [Member] | Series BCHICH1215 Three [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 6,964
Terms Years	9 years
Annual issue rate %	3.90%
Issue date	11/14/2023
Maturity date	12/01/2032
UF [Member] | BCHIFB1021 Three [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 22,046
Terms Years	6 years
Annual issue rate %	4.16%
Issue date	11/15/2023
Maturity date	04/01/2029
UF [Member] | Series BCHICE1215 Two [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 3,572
Terms Years	8 years
Annual issue rate %	3.64%
Issue date	11/22/2023
Maturity date	12/01/2031
UF [Member] | Series BCHICE1215 Three [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 10,748
Terms Years	8 years
Annual issue rate %	3.60%
Issue date	11/23/2023
Maturity date	12/01/2031
UF [Member] | Series BCHIGH1221 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 133,306
Terms Years	12 years
Annual issue rate %	3.67%
Issue date	12/01/2023
Maturity date	06/01/2035
UF [Member] | Series BCHICH1215 Five [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 14,144
Terms Years	9 years
Annual issue rate %	3.55%
Issue date	12/05/2023
Maturity date	12/01/2032
UF [Member] | Series BCHICG0815 Two [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 9,137
Terms Years	9 years
Annual issue rate %	3.31%
Issue date	12/18/2023
Maturity date	08/01/2032
UF [Member] | Series BCHICH1215 Six [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 9,113
Terms Years	9 years
Annual issue rate %	3.21%
Issue date	12/20/2023
Maturity date	12/01/2032
UF [Member] | Series BCHIBS0815 Three [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 15,707
Terms Years		14 years
Annual issue rate %		3.00%
Issue date		01/05/2022
Maturity date		01/05/2036
UF [Member] | Series BCHIBS0815 Four [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 15,719
Terms Years		14 years
Annual issue rate %		3.06%
Issue date		01/20/2022
Maturity date		01/20/2036
UF [Member] | Series BCHICF0815 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 65,738
Terms Years		17 years
Annual issue rate %		2.65%
Issue date		03/01/2022
Maturity date		03/01/2039
UF [Member] | Series BCHICP0815 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 65,883
Terms Years		19 years
Annual issue rate %		2.80%
Issue date		03/01/2022
Maturity date		03/01/2041
UF [Member] | Series BCHIBS0815 Five [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 32,583
Terms Years		14 years
Annual issue rate %		2.60%
Issue date		03/17/2022
Maturity date		03/17/2036
UF [Member] | Series BCHICQ1015 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 69,443
Terms Years		19 years
Annual issue rate %		3.20%
Issue date		11/02/2022
Maturity date		11/02/2041
UF [Member] | Series BCHICN0815 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 69,802
Terms Years		19 years
Annual issue rate %		3.20%
Issue date		11/02/2022
Maturity date		11/02/2041
UF [Member] | Series BCHICO1215 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 70,178
Terms Years		19 years
Annual issue rate %		3.20%
Issue date		11/02/2022
Maturity date		11/02/2041
UF [Member] | Series BCHICK0815 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 73,568
Terms Years		18 years
Annual issue rate %		3.20%
Issue date		11/14/2022
Maturity date		11/14/2040
UF [Member] | Series BCHICM1215 Three [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 18,618
Terms Years		18 years
Annual issue rate %		3.20%
Issue date		11/18/2022
Maturity date		11/18/2040
UF [Member] | Series BCHIDV1116 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 9,305
Terms Years		11 years
Annual issue rate %		4.40%
Issue date		11/21/2022
Maturity date		11/21/2033
UF [Member] | Series BCHIDV1116 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 37,271
Terms Years		11 years
Annual issue rate %		4.40%
Issue date		11/22/2022
Maturity date		11/22/2033
UF [Member] | Series BCHIBU0815 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 20,003
Terms Years		14 years
Annual issue rate %		3.00%
Issue date		12/02/2022
Maturity date		12/02/2036
UF [Member] | Series BCHIDU0716 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 36,536
Terms Years		11 years
Annual issue rate %		4.40%
Issue date		12/02/2022
Maturity date		12/02/2033
UF [Member] | Series BCHICM1215 One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 9,453
Terms Years		18 years
Annual issue rate %		3.20%
Issue date		12/05/2022
Maturity date		12/05/2040
UF [Member] | Series BCHICM1215 Two [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 46,318
Terms Years		18 years
Annual issue rate %		3.20%
Issue date		12/07/2022
Maturity date		12/07/2040
UF [Member] | Series BCHICL1015 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 74,421
Terms Years		18 years
Annual issue rate %		3.20%
Issue date		12/07/2022
Maturity date		12/07/2040
UF [Member] | Series BCHIGJ0522 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 141,320
Terms Years		13 years
Annual issue rate %		2.70%
Issue date		12/07/2022
Maturity date		12/07/2035
UF [Member] | Series BCHICJ1215 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 25,912
Terms Years		18 years
Annual issue rate %		3.20%
Issue date		12/12/2022
Maturity date		12/12/2040
UF [Member] | Series BCHICJ1215 One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 48,099
Terms Years		18 years
Annual issue rate %		3.20%
Issue date		12/13/2022
Maturity date		12/13/2040
UF [Member] | Series BCHIGK1221 [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 143,020
Terms Years		14 years
Annual issue rate %		2.70%
Issue date		12/22/2022
Maturity date		12/22/2036
BOND MXN [Member] | BONO USD One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	MXN
Amount	$ 31,968
Terms Years	4 years
Annual issue rate %	0.85%
Issue date	06/01/2023
Maturity date	06/03/2027
BOND JPY [Member] | BONO JPY [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Currency	JPY
Amount	$ 35,833
Terms Years	2 years
Annual issue rate %	0.75%
Issue date	06/08/2023
Maturity date	06/16/2025
Others Currency [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Long-Term Current Bonds [Line Items]
Amount	$ 67,801	$ 51,670